SHARE-BASED COMPENSATION - Compensation expenses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	$ 31,930
Research and development expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	16,241
Selling and marketing expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	1,247
General and administrative expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation expense	$ 14,442